Organization and Nature of Operations - VIEs (Details)	9 Months Ended
Sep. 30, 2021
Prime Hubs Limited ("Prime Hubs") [Member]
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Beijing NIO Network Technology Co., Ltd. ("NIO BJTECH") [Member]
Variable Interest Entity [Line Items]
Economic interest held	100.00%